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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01743

The Alger Funds II
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.0%
AEROSPACE & DEFENSE—2.7%
The Boeing Co.	367,505	$130,942,032
United Technologies Corp.	279,911	37,995,119
		168,937,151
AIR FREIGHT & LOGISTICS—0.3%
XPO Logistics, Inc.*	201,365	20,080,118
ALTERNATIVE CARRIERS—0.5%
Zayo Group Holdings, Inc.*	793,661	29,436,886
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
adidas AG	42,654	9,430,122
PVH Corp.	213,847	32,829,791
		42,259,913
APPLICATION SOFTWARE—6.3%
Adobe Systems, Inc.*	369,116	90,315,303
Autodesk, Inc.*	506,785	65,091,466
Globant SA*	123,162	6,828,101
RealPage, Inc.*	349,024	19,231,222
salesforce.com, Inc.*	1,583,173	217,132,177
		398,598,269
AUTO PARTS & EQUIPMENT—0.4%
Aptiv PLC.	235,307	23,076,557
BIOTECHNOLOGY—3.2%
Alnylam Pharmaceuticals, Inc.*	93,151	8,849,345
Biogen, Inc.*	36,304	12,138,968
BioMarin Pharmaceutical, Inc.*	227,583	22,885,746
Exact Sciences Corp.*	129,833	7,588,739
Sarepta Therapeutics, Inc.*	406,023	47,196,114
Vertex Pharmaceuticals, Inc.*,+	589,120	103,125,456
		201,784,368
COMMUNICATIONS EQUIPMENT—0.5%
Cisco Systems, Inc.	230,151	9,733,086
Palo Alto Networks, Inc.*	103,955	20,610,118
		30,343,204
CONSTRUCTION MATERIALS—1.4%
Vulcan Materials Co.	796,171	89,171,152
DATA PROCESSING & OUTSOURCED SERVICES—5.9%
Automatic Data Processing, Inc.	115,405	15,578,521
GreenSky, Inc., Cl. A*	73,642	1,274,007
PayPal Holdings, Inc.*	761,982	62,589,201
Visa, Inc., Cl. A+	2,175,154	297,430,558
		376,872,287
DIVERSIFIED BANKS—0.8%
Bank of America Corp.	567,492	17,524,153
Citigroup, Inc.	62,058	4,461,350
JPMorgan Chase & Co.	244,309	28,083,319
		50,068,822

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
DIVERSIFIED CHEMICALS—0.4%
DowDuPont, Inc.	386,516	$26,580,705
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	149,822	30,635,603
FINANCIAL EXCHANGES & DATA—2.9%
Intercontinental Exchange, Inc.	1,456,107	107,620,868
S&P Global, Inc.	382,995	76,767,518
		184,388,386
HEALTH CARE EQUIPMENT—5.2%
ABIOMED, Inc.*	52,653	18,667,068
Boston Scientific Corp.*	1,820,037	61,171,444
Danaher Corp.	912,454	93,599,531
DexCom, Inc.*	369,839	35,182,784
Intuitive Surgical, Inc.*	56,477	28,701,047
Medtronic PLC.	473,037	42,682,128
Zimmer Biomet Holdings, Inc.	389,614	48,904,349
		328,908,351
HOME ENTERTAINMENT SOFTWARE—0.1%
Electronic Arts, Inc.*	48,534	6,248,753
HOME IMPROVEMENT RETAIL—3.0%
The Home Depot, Inc.+	949,257	187,497,243
HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp.	301,179	17,841,844
Norwegian Cruise Line Holdings Ltd.*	543,528	27,192,706
		45,034,550
HYPERMARKETS & SUPER CENTERS—0.0%
BJ’s Wholesale Club Holdings, Inc.*	83,021	2,058,091
INDUSTRIAL CONGLOMERATES—2.3%
Honeywell International, Inc.+	924,105	147,533,363
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	357,438	58,680,596
INDUSTRIAL MACHINERY—0.7%
Stanley Black & Decker, Inc.	305,308	45,634,387
INTERNET & DIRECT MARKETING RETAIL—10.4%
Amazon.com, Inc.*,+	322,446	573,128,418
Booking Holdings, Inc.*	12,221	24,792,987
Netflix, Inc.*	146,354	49,387,158
Pinduoduo, Inc.#*	284,663	6,430,537
Wayfair, Inc., Cl. A*	47,318	5,149,145
		658,888,245
INTERNET SOFTWARE & SERVICES—13.8%
Alibaba Group Holding Ltd.#*	792,580	148,394,754
Alphabet, Inc., Cl. C*,+	268,970	327,406,422
Altaba, Inc.*	1,255,094	92,186,654
Baidu, Inc.#*	27,679	6,841,695
Facebook, Inc., Cl. A*,+	1,747,204	301,532,466

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
INTERNET SOFTWARE & SERVICES—13.8% (CONT.)
Palantir Technologies, Inc., Cl. A*,@,(a)	348,292	$2,002,679
		878,364,670
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	628,964	31,800,420
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A	210,919	17,189,899
EPAM Systems, Inc.*	133,934	17,439,546
		34,629,445
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	174,464	48,303,848
LIFE SCIENCES TOOLS & SERVICES—1.8%
Illumina, Inc.*	181,588	58,899,884
Thermo Fisher Scientific, Inc.	249,508	58,517,111
		117,416,995
MANAGED HEALTH CARE—4.4%
UnitedHealth Group, Inc.	1,106,551	280,200,844
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Pioneer Natural Resources Co.	175,043	33,130,389
PHARMACEUTICALS—0.7%
Allergan PLC.	70,173	12,918,148
Bristol-Myers Squibb Co.	203,653	11,964,614
GW Pharmaceuticals PLC.#*	133,122	17,980,788
		42,863,550
PROPERTY & CASUALTY INSURANCE—0.6%
The Progressive Corp.	675,033	40,508,730
RAILROADS—2.0%
Union Pacific Corp.	861,494	129,129,336
RESTAURANTS—1.0%
McDonald’s Corp.	413,596	65,157,914
SEMICONDUCTOR EQUIPMENT—2.3%
Applied Materials, Inc.	2,431,058	118,222,350
Lam Research Corp.	154,226	29,401,645
		147,623,995
SEMICONDUCTORS—3.5%
Broadcom, Inc.	516,406	114,523,359
Marvell Technology Group Ltd.	854,570	18,210,887
Microchip Technology, Inc.	195,552	18,270,423
Micron Technology, Inc.*	479,532	25,314,494
NVIDIA Corp.	176,278	43,163,431
		219,482,594
SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	175,276	77,249,391
SYSTEMS SOFTWARE—9.2%
Microsoft Corp.+	4,872,612	516,886,681

	SHARES	VALUE
COMMON STOCKS—97.0% (CONT.)
SYSTEMS SOFTWARE—9.2% (CONT.)
Red Hat, Inc.*	486,884	$68,762,627
		585,649,308
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.6%
Apple, Inc.+	1,188,678	226,193,537
TOBACCO—0.3%
Philip Morris International, Inc.	184,895	15,956,439
TRADING COMPANIES & DISTRIBUTORS—0.2%
United Rentals, Inc.*	64,618	9,615,158
WIRELESS TELECOMMUNICATION SERVICES—0.3%
T-Mobile US, Inc.*	371,492	22,289,520
TOTAL COMMON STOCKS (Cost $4,258,298,970)		6,158,283,083

PREFERRED STOCKS—0.3%
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	8,736,036
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	1,420,438	8,167,518
Palantir Technologies, Inc., Cl. D*,@,(a)	185,062	1,064,107
		9,231,625
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	171,099	2,024,101
TOTAL PREFERRED STOCKS (Cost $29,247,649)		19,991,762

MASTER LIMITED PARTNERSHIP—0.5%
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
The Blackstone Group LP.	962,758	33,619,509
TOTAL MASTER LIMITED PARTNERSHIP (Cost $26,642,081)		33,619,509

REAL ESTATE INVESTMENT TRUST—1.7%
SPECIALIZED—1.7%
Equinix, Inc.	155,576	68,341,425
SBA Communications Corp., Cl. A*	239,318	37,872,074
		106,213,499
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $106,275,824)		106,213,499

SPECIAL PURPOSE VEHICLE—0.1%
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.*,@,(a)	2,715,111	3,026,263
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,715,111)		3,026,263

		VALUE
Total Investments (Cost $4,423,179,635)	99.6%	$6,321,134,116
Affiliated Securities (Cost $13,104,054)		8,736,036
Unaffiliated Securities (Cost $4,410,075,581)		6,312,398,080
Other Assets in Excess of Liabilities	0.4%	25,908,229
NET ASSETS	100.0%	$6,347,042,345

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Intarcia Therapeutics, Inc., Series DD	03/27/14	$5,541,897	0.14%	$2,024,101	0.03%
JS Kred SPV I, LLC.	06/26/15	2,715,111	0.05%	3,026,263	0.05%
Palantir Technologies, Inc., Cl. A	10/07/14	2,266,336	0.05%	2,002,679	0.03%
Palantir Technologies, Inc., Cl. B	10/07/14	9,379,767	0.22%	8,167,518	0.13%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,064,107	0.01%
Prosetta Biosciences, Inc., Series D	02/06/15	13,104,054	0.28%	8,736,036	0.14%
Total				$25,020,704	0.39%

+  All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(2.7)%
APPLICATION SOFTWARE—(0.3)%
Workday, Inc., Cl. A	(179,028)	$(22,203,053)
AUTO PARTS & EQUIPMENT—(0.2)%
Gentex Corp.	(138,245)	(3,207,284)
Lear Corp.	(37,825)	(6,813,417)
		(10,020,701)
COMMUNICATIONS EQUIPMENT—(0.2)%
F5 Networks, Inc.	(72,409)	(12,409,454)
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.2)%
PACCAR, Inc.	(223,546)	(14,691,443)
HOUSEHOLD PRODUCTS—(0.3)%
The Clorox Co.	(124,379)	(16,812,309)
INTERNET SOFTWARE & SERVICES—(0.2)%
Alarm.com Holdings, Inc.	(146,357)	(6,274,325)
Weibo Corp.#	(59,595)	(4,931,486)
		(11,205,811)
IT CONSULTING & OTHER SERVICES—(0.2)%
Infosys Ltd.#	(538,847)	(10,873,932)
LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Evotec AG	(385,454)	(8,002,625)
SYSTEMS SOFTWARE—(0.6)%
Check Point Software Technologies Ltd.	(226,931)	(25,568,316)
Oracle Corp.	(175,276)	(8,357,160)
Symantec Corp.	(146,725)	(2,966,780)
		(36,892,256)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
Seagate Technology PLC.	(172,004)	(9,050,851)
TRADING COMPANIES & DISTRIBUTORS—(0.3)%
WW Grainger, Inc.	(49,855)	(17,277,749)
TOTAL COMMON STOCKS (Proceeds $166,854,278)		(169,440,184)
Total (Proceeds $166,854,278)		$(169,440,184)

#  American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.7%
AEROSPACE & DEFENSE—2.2%
Hexcel Corp.	6,950	$479,619
The Boeing Co.	2,639	940,276
		1,419,895
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	2,574	308,597
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
PVH Corp.	5,722	878,441
APPAREL RETAIL—0.6%
The Gap, Inc.	12,902	389,253
APPLICATION SOFTWARE—6.2%
Adobe Systems, Inc.*	2,684	656,721
Autodesk, Inc.*	8,398	1,078,639
salesforce.com, Inc.*	16,445	2,255,432
		3,990,792
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
BlackRock, Inc., Cl. A	564	283,557
AUTOMOBILE MANUFACTURERS—0.4%
Tesla, Inc.*	905	269,817
BIOTECHNOLOGY—5.0%
AbbVie, Inc.	4,546	419,278
Biogen, Inc.*	1,166	389,876
Celgene Corp.*	3,369	303,513
Sarepta Therapeutics, Inc.*	7,830	910,159
TESARO, Inc.*	3,341	116,367
Vertex Pharmaceuticals, Inc.*	6,148	1,076,207
		3,215,400
BUILDING PRODUCTS—1.3%
Allegion PLC.	5,588	455,645
Johnson Controls International PLC.	10,927	409,872
		865,517
COMMUNICATIONS EQUIPMENT—2.0%
Cisco Systems, Inc.	23,686	1,001,681
Lumentum Holdings, Inc.*	5,424	283,404
		1,285,085
DATA PROCESSING & OUTSOURCED SERVICES—4.9%
PayPal Holdings, Inc.*	6,431	528,242
Visa, Inc., Cl. A	18,919	2,586,984
		3,115,226
DIVERSIFIED BANKS—0.8%
JPMorgan Chase & Co.	4,437	510,033
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Rockwell Automation, Inc.	1,902	356,739
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Tetra Tech, Inc.	9,763	593,590

	SHARES	VALUE
COMMON STOCKS—95.7% (CONT.)
FINANCIAL EXCHANGES & DATA—0.5%
S&P Global, Inc.	1,543	$309,279
FOOTWEAR—0.8%
NIKE, Inc., Cl. B	6,539	502,915
HEALTH CARE EQUIPMENT—1.3%
ABIOMED, Inc.*	1,293	458,407
Edwards Lifesciences Corp.*	2,448	348,718
		807,125
HEALTH CARE SUPPLIES—0.8%
Align Technology, Inc.*	1,517	541,038
HEALTH CARE TECHNOLOGY—0.5%
Medidata Solutions, Inc.*	4,396	326,667
HOME ENTERTAINMENT SOFTWARE—0.5%
Electronic Arts, Inc.*	2,393	308,099
HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	8,795	1,737,188
HOTELS RESORTS & CRUISE LINES—1.2%
Royal Caribbean Cruises Ltd.	6,670	752,109
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	10,255	829,424
INDUSTRIAL CONGLOMERATES—4.5%
3M Co.	2,730	579,634
Honeywell International, Inc.	14,457	2,308,060
		2,887,694
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	3,038	498,749
INDUSTRIAL MACHINERY—1.7%
Woodward, Inc.	4,802	399,574
Xylem, Inc.	9,025	690,954
		1,090,528
INTERNET & DIRECT MARKETING RETAIL—9.0%
Amazon.com, Inc.*	3,226	5,734,022
INTERNET SOFTWARE & SERVICES—9.4%
Alphabet, Inc., Cl. A*	1,789	2,195,497
Alphabet, Inc., Cl. C*	927	1,128,400
Facebook, Inc., Cl. A*	15,543	2,682,411
		6,006,308
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	18,939	957,556
IT CONSULTING & OTHER SERVICES—0.9%
Accenture PLC., Cl. A	3,430	546,502
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	2,226	616,313
LIFE SCIENCES TOOLS & SERVICES—0.6%
Agilent Technologies, Inc.	5,800	383,032

	SHARES	VALUE
COMMON STOCKS—95.7% (CONT.)
MANAGED HEALTH CARE—1.5%
Cigna Corp.	1,971	$353,637
Humana, Inc.	1,990	625,218
		978,855
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Encana Corp.	36,250	487,200
PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	2,668	313,597
PHARMACEUTICALS—4.1%
Bristol-Myers Squibb Co.	14,925	876,844
Johnson & Johnson	6,939	919,556
Merck & Co., Inc.	5,675	373,812
Zoetis, Inc., Cl. A	4,902	423,925
		2,594,137
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	5,601	336,116
REGIONAL BANKS—0.8%
Regions Financial Corp.	26,520	493,537
RESTAURANTS—0.7%
Dunkin’ Brands Group, Inc.	6,306	439,087
SEMICONDUCTOR EQUIPMENT—1.5%
Applied Materials, Inc.	9,277	451,141
Lam Research Corp.	2,682	511,296
		962,437
SEMICONDUCTORS—3.1%
Broadcom, Inc.	3,287	728,958
Intel Corp.	14,472	696,103
NVIDIA Corp.	2,206	540,161
		1,965,222
SOFT DRINKS—1.2%
PepsiCo, Inc.	6,849	787,635
SPECIALTY STORES—0.5%
Tiffany & Co.	2,354	323,816
SYSTEMS SOFTWARE—7.6%
Microsoft Corp.	45,602	4,837,460
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	22,607	4,301,886
TOTAL COMMON STOCKS (Cost $32,288,566)		61,137,475

REAL ESTATE INVESTMENT TRUST—2.2%
SPECIALIZED—2.2%
Equinix, Inc.	2,399	1,053,833
SBA Communications Corp., Cl. A*	2,261	357,803
		1,411,636
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,307,949)		1,411,636

		VALUE
Total Investments (Cost $33,596,515)	97.9%	$62,549,111
Unaffiliated Securities (Cost $33,596,515)		62,549,111
Other Assets in Excess of Liabilities	2.1%	1,357,505
NET ASSETS	100.0%	$63,906,616

*  Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—84.4%
AEROSPACE & DEFENSE—6.4%
HEICO Corp. +	15,506	$1,184,193
Kratos Defense & Security Solutions, Inc.*,+	42,557	549,837
L3 Technologies, Inc.	1,712	367,121
The Boeing Co.+	5,305	1,890,172
TransDigm Group, Inc.+	6,454	2,423,735
		6,415,058
AIR FREIGHT & LOGISTICS—2.7%
XPO Logistics, Inc.*,+	27,027	2,695,132
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
adidas AG	2,568	567,744
Canada Goose Holdings, Inc.*,+	2,442	140,244
Lululemon Athletica, Inc.*	1,991	238,820
		946,808
APPAREL RETAIL—0.6%
Burlington Stores, Inc.*	3,839	586,638
APPLICATION SOFTWARE—11.2%
Altair Engineering, Inc., Cl. A*	10,743	377,079
Avalara, Inc.*	17,176	658,528
Blackbaud, Inc.+	3,699	369,197
Ebix, Inc.+	26,055	2,067,464
Everbridge, Inc.*,+	32,238	1,450,065
Globant SA*	5,843	323,936
HubSpot, Inc.*,+	6,424	797,218
MicroStrategy, Inc., Cl. A*	3,302	429,755
Paylocity Holding Corp.*,+	33,610	1,949,380
PTC, Inc.*,+	6,593	605,963
RealPage, Inc.*	12,282	676,738
salesforce.com, Inc.*	1,905	261,271
Smartsheet, Inc., Cl. A*	12,369	265,934
The Ultimate Software Group, Inc.*,+	3,467	959,978
		11,192,506
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Affiliated Managers Group, Inc.+	3,350	536,034
Virtus Investment Partners, Inc.	1,793	238,917
		774,951
AUTOMOBILE MANUFACTURERS—0.6%
Tesla, Inc.*	1,963	585,249
BIOTECHNOLOGY—6.8%
ACADIA Pharmaceuticals, Inc.*,+	37,651	568,153
Acorda Therapeutics, Inc.*,+	12,943	322,928
Alexion Pharmaceuticals, Inc.*	1,905	253,289
Alnylam Pharmaceuticals, Inc.*	2,328	221,160
Biogen, Inc.*	1,306	436,687
BioMarin Pharmaceutical, Inc.*,+	4,923	495,057
Exact Sciences Corp.*,+	4,786	279,742
Incyte Corp.*	10,225	680,371

	SHARES	VALUE
COMMON STOCKS—84.4% (CONT.)
BIOTECHNOLOGY—6.8% (CONT.)
Portola Pharmaceuticals, Inc.*,+	42,232	$1,511,906
Puma Biotechnology, Inc.*,+	19,878	957,126
Sarepta Therapeutics, Inc.*	3,491	405,794
Ultragenyx Pharmaceutical, Inc.*,+	6,209	491,194
Vertex Pharmaceuticals, Inc.*,+	1,359	237,893
		6,861,300
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.4%
Wabtec Corp.	3,976	438,632
CONSTRUCTION MATERIALS—0.1%
US Concrete, Inc.*	1,611	81,355
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Automatic Data Processing, Inc.	4,028	543,740
GreenSky, Inc., Cl. A*	19,924	344,685
Square, Inc., Cl. A*	7,231	467,484
Visa, Inc., Cl. A+	5,186	709,134
		2,065,043
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	2,052	419,593
iAnthus Capital Holdings, Inc.*	39,879	193,769
		613,362
EDUCATION SERVICES—2.6%
Chegg, Inc.*,+	94,987	2,631,140
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
FLIR Systems, Inc.	8,720	510,992
nLight, Inc.*	8,036	245,339
Trimble, Inc.*	13,009	459,218
		1,215,549
ELECTRONIC MANUFACTURING SERVICES—0.0%
IPG Photonics Corp.*	284	46,587
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Waste Connections, Inc.+	23,896	1,854,569
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	2,625	417,690
MarketAxess Holdings, Inc.+	2,396	464,273
S&P Global, Inc.	1,071	214,671
		1,096,634
GENERAL MERCHANDISE STORES—0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	4,612	320,534
HEALTH CARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	15,104	413,850
HEALTH CARE EQUIPMENT—7.4%
ABIOMED, Inc.*,+	2,483	880,298
AxoGen, Inc.*	17,432	783,133
Cantel Medical Corp.+	17,804	1,650,609
Glaukos Corp.*	3,467	144,262

	SHARES	VALUE
COMMON STOCKS—84.4% (CONT.)
HEALTH CARE EQUIPMENT—7.4% (CONT.)
Insulet Corp.*,+	29,103	$2,420,205
Intuitive Surgical, Inc.*,+	1,760	894,414
Tandem Diabetes Care, Inc.*	22,821	628,947
		7,401,868
HEALTH CARE FACILITIES—0.2%
US Physical Therapy, Inc.+	1,840	192,740
HEALTH CARE SERVICES—0.5%
Diplomat Pharmacy, Inc.*,+	23,503	488,392
HEALTH CARE SUPPLIES—1.4%
Align Technology, Inc.*,+	2,550	909,458
Quidel Corp.*	6,898	468,098
		1,377,556
HEALTH CARE TECHNOLOGY—0.5%
Cotiviti Holdings, Inc.*,+	2,119	94,592
Veeva Systems, Inc., Cl. A*	4,699	355,386
		449,978
HOME ENTERTAINMENT SOFTWARE—0.7%
Take-Two Interactive Software, Inc.*	6,200	700,724
HOTELS RESORTS & CRUISE LINES—0.9%
Norwegian Cruise Line Holdings Ltd.*	8,161	408,295
Royal Caribbean Cruises Ltd.	4,293	484,078
		892,373
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
WageWorks, Inc.*,+	16,450	868,560
HYPERMARKETS & SUPER CENTERS—0.3%
BJ’s Wholesale Club Holdings, Inc.*	10,217	253,279
INDUSTRIAL CONGLOMERATES—0.2%
Roper Technologies, Inc.	736	222,198
INDUSTRIAL MACHINERY—0.8%
Proto Labs, Inc.*	320	39,888
The Middleby Corp.*,+	6,940	711,211
		751,099
INTERNET & DIRECT MARKETING RETAIL—2.8%
Amazon.com, Inc.*,+	261	463,912
Booking Holdings, Inc.*	155	314,451
Pinduoduo, Inc.#*	10,236	231,231
Wayfair, Inc., Cl. A*,+	16,918	1,841,017
		2,850,611
INTERNET SOFTWARE & SERVICES—9.8%
2U, Inc.*,+	7,098	537,035
Alibaba Group Holding Ltd.#*	1,616	302,564
Alphabet, Inc., Cl. C*,+	610	742,528
Etsy, Inc.*	22,724	928,503
Facebook, Inc., Cl. A*,+	4,857	838,221
GrubHub, Inc.*	2,619	319,230

	SHARES	VALUE
COMMON STOCKS—84.4% (CONT.)
INTERNET SOFTWARE & SERVICES—9.8% (CONT.)
GTT Communications, Inc.*,+	19,140	$850,773
Palantir Technologies, Inc., Cl. A*,@,(a)	6,606	37,985
Spotify Technology SA*	1,921	351,216
SPS Commerce, Inc.*,+	13,887	1,191,366
Stamps.com, Inc.*,+	6,086	1,588,446
Tencent Holdings Ltd.	4,440	202,082
The Trade Desk, Inc., Cl. A*,+	17,666	1,489,597
Yelp, Inc., Cl. A*,+	12,083	445,621
		9,825,167
IT CONSULTING & OTHER SERVICES—0.6%
EPAM Systems, Inc.*,+	4,695	611,336
LEISURE FACILITIES—0.1%
Planet Fitness, Inc., Cl. A*,+	2,748	130,585
LIFE SCIENCES TOOLS & SERVICES—0.6%
Bio-Techne Corp.+	3,594	577,340
MANAGED HEALTH CARE—0.5%
UnitedHealth Group, Inc.	1,932	489,221
MOVIES & ENTERTAINMENT—2.7%
Live Nation Entertainment, Inc.*,+	18,948	933,757
The Walt Disney Co.+	15,373	1,745,758
		2,679,515
OIL & GAS EQUIPMENT & SERVICES—1.3%
ProPetro Holding Corp.*	33,766	555,113
Solaris Oilfield Infrastructure, Inc., Cl. A*,+	50,520	792,659
		1,347,772
OIL & GAS EXPLORATION & PRODUCTION—0.2%
TPG Pace Energy Holdings Corp., Cl. A*	19,333	237,796
PERSONAL PRODUCTS—0.4%
L’Occitane International SA	221,135	386,161
PHARMACEUTICALS—0.7%
Aerie Pharmaceuticals, Inc.*	871	58,836
Canopy Growth Corp.*	18,622	491,356
GW Pharmaceuticals PLC.#*	1,482	200,174
		750,366
REAL ESTATE SERVICES—2.7%
FirstService Corp.+	32,774	2,726,141
REGIONAL BANKS—2.5%
Independent Bank Group, Inc.+	17,873	1,199,278
Peapack Gladstone Financial Corp.	2,264	74,440
Signature Bank+	7,991	876,693
SVB Financial Group*	374	115,147
Webster Financial Corp.	3,468	223,790
		2,489,348
RESTAURANTS—0.1%
Chuy’s Holdings, Inc.*	2,946	93,241

	SHARES	VALUE
COMMON STOCKS—84.4% (CONT.)
SEMICONDUCTORS—0.3%
Impinj, Inc.*	12,173	$259,407
SPECIALIZED CONSUMER SERVICES—0.4%
ServiceMaster Global Holdings, Inc.*,+	7,628	434,720
SPECIALTY CHEMICALS—0.2%
The Sherwin-Williams Co.	559	246,368
SPECIALTY STORES—0.5%
Tiffany & Co.	3,603	495,629
SYSTEMS SOFTWARE—0.7%
Microsoft Corp.+	6,943	736,513
THRIFTS & MORTGAGE FINANCE—0.3%
BofI Holding, Inc.*,+	7,638	298,035
TRADING COMPANIES & DISTRIBUTORS—2.0%
Fastenal Co.	17,103	973,674
H&E Equipment Services, Inc.+	14,215	522,970
SiteOne Landscape Supply, Inc.*,+	5,465	487,259
		1,983,903
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	3,421	502,203
TOTAL COMMON STOCKS (Cost $71,526,031)		84,585,042

PREFERRED STOCKS—0.3%
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	124,254
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	26,941	154,911
TOTAL PREFERRED STOCKS (Cost $364,284)		279,165

RIGHTS—0.4%
BIOTECHNOLOGY—0.4%
Adolor Corp., CPR*,(a),(c)	49,870	—
Tolero CDR*,@,(a),(d)	126,108	411,256
		411,256
TOTAL RIGHTS (Cost $67,638)		411,256

REAL ESTATE INVESTMENT TRUST—0.2%
SPECIALIZED—0.2%
Crown Castle International Corp.	2,257	250,143
(Cost $233,827)		250,143
SPECIAL PURPOSE VEHICLE—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.*,@,(a)	159,212	177,458
(Cost $159,212)		177,458

SECURITY NAME/
EXPIRATION DATE/	NOTIONAL		NUMBER OF
STRIKE PRICE	AMOUNTS	COUNTERPARTY	CONTRACTS	VALUE
PURCHASED OPTIONS—0.9%
PUT OPTIONS—0.9%
Carvana Co., 1/18/19, 25*	$146,200	BNP Paribas	34	$2,890
Carvana Co., 8/17/18, 23*	146,200	BNP Paribas	34	204
Invesco QQQ Trust Series 1,
8/17/18, 172*	2,470,300	BNP Paribas	140	17,920
Invesco QQQ Trust Series 1,
9/21/18, 175*	2,470,300	BNP Paribas	140	52,220
Riot Blockchain, Inc., 1/18/19, 13*	8,437	BNP Paribas	13	10,010
Riot Blockchain, Inc., 1/18/19, 33*	22,066	BNP Paribas	34	91,120
Sears Holdings Corp., 1/18/19, 17*	19,136	BNP Paribas	104	146,640
Sears Holdings Corp., 1/18/19, 25*	28,520	BNP Paribas	155	342,550
Snap, Inc., 1/18/19, 30*	83,750	BNP Paribas	67	115,575
Snap, Inc., 1/18/19, 40*	78,750	BNP Paribas	63	158,760
(Cost $962,326)				937,889
TOTAL PURCHASED OPTIONS (Cost $962,326)				937,889
Total Investments (Cost $73,313,318)			86.4%	$86,640,953
Affiliated Securities (Cost $186,381)				124,254
Unaffiliated Securities (Cost $73,126,937)				86,516,699
Other Assets in Excess of Liabilities			13.6%	13,591,097
NET ASSETS			100.0%	$100,232,050

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.

(d)         Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
JS Kred SPV I, LLC.	06/26/15	159,212	0.15%	177,458	0.18%
Palantir Technologies, Inc., Cl. A	10/07/14	42,985	0.05%	37,985	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	177,903	0.22%	154,911	0.15%
Prosetta Biosciences, Inc., Series D	02/06/15	186,381	0.25%	124,254	0.12%
Tolero CDR	02/06/17	67,638	0.09%	411,256	0.41%
Total				$905,864	0.90%

+               All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(23.8)%
AIR FREIGHT & LOGISTICS—(0.1)%
CH Robinson Worldwide, Inc.	(1,082)	$(99,793)
ALTERNATIVE CARRIERS—(0.1)%
Cogent Communications Holdings, Inc.	(2,808)	(145,876)
APPAREL RETAIL—(0.1)%
Foot Locker, Inc.	(1,273)	(62,135)
APPLICATION SOFTWARE—(1.2)%
Citrix Systems, Inc.	(3,591)	(394,902)
SAP SE#	(1,128)	(130,893)
Snap, Inc., Cl. A	(36,916)	(461,450)
Workday, Inc., Cl. A	(1,869)	(231,793)
		(1,219,038)
AUTO PARTS & EQUIPMENT—(0.1)%
Gentex Corp.	(3,813)	(88,462)
AUTOMOTIVE RETAIL—(0.3)%
Carvana Co., Cl. A	(5,853)	(251,679)
BIOTECHNOLOGY—(0.3)%
Alkermes PLC.	(2,795)	(122,561)
United Therapeutics Corp.	(1,158)	(142,330)
		(264,891)
BROADCASTING—(0.2)%
AMC Networks, Inc., Cl. A	(3,282)	(197,872)
COMMERCIAL PRINTING—(0.4)%
Cimpress NV	(3,086)	(450,772)
COMMUNICATIONS EQUIPMENT—(0.1)%
Arista Networks, Inc.	(338)	(86,437)
COMPUTER & ELECTRONICS RETAIL—(0.2)%
JB Hi-Fi Ltd.	(11,001)	(194,917)
CONSTRUCTION & ENGINEERING—(0.2)%
Great Lakes Dredge & Dock Corp.	(34,868)	(188,287)
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.1)%
PACCAR, Inc.	(1,929)	(126,774)
DEPARTMENT STORES—(0.1)%
Sears Holdings Corp.	(56,830)	(104,567)
FINANCIAL EXCHANGES & DATA—(0.2)%
FactSet Research Systems, Inc.	(1,104)	(222,302)
GENERAL MERCHANDISE STORES—(0.2)%
Target Corp.	(2,868)	(231,390)
HEALTH CARE EQUIPMENT—(0.7)%
DexCom, Inc.	(4,757)	(452,533)
Nevro Corp.	(4,077)	(229,372)
		(681,905)
HEALTH CARE TECHNOLOGY—0.0%
Castlight Health, Inc., Cl. B	(12,444)	(41,065)

	SHARES	VALUE
COMMON STOCKS—(23.8)% (CONT.)
HOME FURNISHINGS—(0.5)%
La-Z-Boy, Inc.	(4,420)	$(134,810)
Leggett & Platt, Inc.	(8,275)	(360,542)
		(495,352)
HOUSEHOLD APPLIANCES—(0.8)%
iRobot Corp.	(9,647)	(764,525)
INDUSTRIAL MACHINERY—(0.9)%
Actuant Corp., Cl. A	(24,686)	(704,785)
Hillenbrand, Inc.	(3,131)	(157,176)
		(861,961)
INTERNET & DIRECT MARKETING RETAIL—(0.3)%
Blue Apron Holdings, Inc., Cl. A	(15,100)	(35,787)
Expedia Group, Inc.	(1,331)	(178,141)
PetMed Express, Inc.	(1,409)	(52,316)
Stitch Fix, Inc., Cl. A	(944)	(27,055)
		(293,299)
INTERNET SOFTWARE & SERVICES—(1.6)%
Alarm.com Holdings, Inc.	(3,465)	(148,545)
Box, Inc., Cl. A	(4,600)	(110,216)
LogMeIn, Inc.	(904)	(73,269)
MINDBODY, Inc., Cl. A	(2,417)	(90,275)
Shutterstock, Inc.	(16,145)	(743,800)
Weibo Corp.#	(1,338)	(110,720)
Zillow Group, Inc., Cl. A	(1,841)	(103,777)
Zillow Group, Inc., Cl. C	(3,619)	(201,578)
		(1,582,180)
IT CONSULTING & OTHER SERVICES—(0.8)%
Infosys Ltd.#	(38,946)	(785,930)
LIFE SCIENCES TOOLS & SERVICES—(0.3)%
Illumina, Inc.	(352)	(114,175)
Waters Corp.	(750)	(147,953)
		(262,128)
MARKET INDICES—(1.3)%
Invesco QQQ Trust Series 1	(3,755)	(662,570)
iShares Russell 2000 Growth ETF	(3,182)	(660,424)
		(1,322,994)
METAL & GLASS CONTAINERS—(0.1)%
Silgan Holdings, Inc.	(5,410)	(148,829)
MISCELLANEOUS—(0.6)%
iPATH S&P 500 VIX Short-Term Futures ETN	(19,448)	(610,667)
PACKAGED FOODS & MEATS—(0.2)%
General Mills, Inc.	(1,456)	(67,063)
The Hershey Co.	(1,145)	(112,451)
		(179,514)
PERSONAL PRODUCTS—(0.6)%
The Estee Lauder Cos., Inc., Cl. A	(4,780)	(645,013)

	SHARES	VALUE
COMMON STOCKS—(23.8)% (CONT.)
PHARMACEUTICALS—(2.1)%
Bausch Health Cos., Inc.	(97,914)	$(2,128,650)
PROPERTY & CASUALTY INSURANCE—(3.3)%
HCI Group, Inc.	(42,724)	(1,828,160)
Universal Insurance Holdings, Inc.	(33,657)	(1,494,371)
		(3,322,531)
REGIONAL BANKS—(1.8)%
Associated Banc-Corp.	(15,677)	(423,279)
People’s United Financial, Inc.	(33,597)	(612,473)
Synovus Financial Corp.	(6,489)	(320,686)
Zions Bancorporation	(7,920)	(409,464)
		(1,765,902)
RESTAURANTS—(0.5)%
Papa John’s International, Inc.	(4,743)	(199,016)
Starbucks Corp.	(3,063)	(160,471)
Texas Roadhouse, Inc., Cl. A	(2,089)	(131,273)
		(490,760)
SECURITY & ALARM SERVICES—(0.2)%
ADT, Inc.	(20,715)	(186,642)
SEMICONDUCTORS—(0.2)%
Analog Devices, Inc.	(1,845)	(177,378)
SPECIALTY STORES—(0.8)%
Ulta Beauty, Inc.	(3,453)	(843,879)
SYSTEMS SOFTWARE—(0.6)%
Check Point Software Technologies Ltd.	(3,387)	(381,613)
Oracle Corp.	(5,142)	(245,171)
		(626,784)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
Pure Storage, Inc., Cl. A	(7,293)	(157,966)
Seagate Technology PLC.	(2,115)	(111,291)
		(269,257)
THRIFTS & MORTGAGE FINANCE—(0.1)%
LendingTree, Inc.	(601)	(143,519)
TRADING COMPANIES & DISTRIBUTORS—(1.3)%
MSC Industrial Direct Co., Inc., Cl. A	(1,240)	(104,941)
WW Grainger, Inc.	(3,437)	(1,191,127)
		(1,296,068)
TOTAL COMMON STOCKS (Proceeds $21,117,275)		(23,861,924)
MASTER LIMITED PARTNERSHIP—0.0%
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Och-Ziff Capital Management Group LLC., Cl. A	(811)	(1,695)
(Proceeds $1,975)		(1,695)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(2.4)%
RETAIL—(2.4)%
CBL & Associates Properties, Inc.	(23,252)	$(126,723)
Pennsylvania Real Estate Investment Trust	(55,169)	(585,895)
Seritage Growth Properties	(22,202)	(939,367)
Washington Prime Group, Inc.	(88,280)	(708,888)
		(2,360,873)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $2,184,316)		(2,360,873)
Total (Proceeds $23,303,566)		$(26,224,492)

#                 American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2018 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
ARGENTINA—1.0%
APPLICATION SOFTWARE—1.0%
Globant SA*	9,710	$538,322
(Cost $542,125)
BRAZIL—5.8%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Pagseguro Digital Ltd., Cl. A*	9,875	265,835
DIVERSIFIED BANKS—1.0%
Itau Unibanco Holding SA	46,600	558,708
FINANCIAL EXCHANGES & DATA—0.8%
B3 SA - Brasil Bolsa Balcao	73,500	465,874
MULTI-LINE INSURANCE—0.7%
BB Seguridade Participacoes SA	62,100	405,198
PACKAGED FOODS & MEATS—0.5%
BRF SA#*	48,700	295,609
STEEL—1.2%
Gerdau SA	142,500	633,282
TRUCKING—1.1%
Localiza Rent a Car SA	100,300	634,675
TOTAL BRAZIL (Cost $3,416,084)		3,259,181
CHILE—1.7%
DEPARTMENT STORES—0.5%
SACI Falabella	32,280	300,485
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Geopark Ltd.*	32,231	665,248
TOTAL CHILE (Cost $567,796)		965,733
CHINA—30.1%
CASINOS & GAMING—1.0%
Galaxy Entertainment Group Ltd., Cl. L	71,000	572,017
CONSTRUCTION MATERIALS—1.4%
China National Building Material Co., Ltd., Cl. H	430,000	468,116
West China Cement Ltd.	1,500,000	264,253
		732,369
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
GDS Holdings Ltd.#*	4,982	108,757
DISTILLERS & VINTNERS—0.9%
Kweichow Moutai Co., Ltd., Cl. A	4,800	513,415
DIVERSIFIED BANKS—3.7%
China Construction Bank Corp., Cl. H	1,379,700	1,261,429
China Merchants Bank Co., Ltd., Cl. H	201,000	788,371
		2,049,800
DIVERSIFIED METALS & MINING—0.6%
China Molybdenum Co., Ltd., Cl. H	627,000	321,169

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
CHINA—30.1% (CONT.)
EDUCATION SERVICES—0.5%
TAL Education Group#*	8,580	$274,474
ELECTRONIC COMPONENTS—0.6%
Sunny Optical Technology Group Co., Ltd.	19,300	320,120
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
A-Living Services Co., Ltd., CL. H*	254,500	470,268
INDUSTRIAL MACHINERY—1.0%
China Conch Venture Holdings Ltd.	144,000	543,231
INTEGRATED OIL & GAS—2.5%
China Petroleum & Chemical Corp., Cl. H	823,023	791,120
PetroChina Co., Ltd., Cl. H	788,000	600,095
		1,391,215
INTERNET SOFTWARE & SERVICES—11.5%
Alibaba Group Holding Ltd.#*	17,458	3,268,661
Tencent Holdings Ltd.	68,607	3,122,586
		6,391,247
LIFE & HEALTH INSURANCE—1.9%
Ping An Insurance Group Co., of China Ltd., Cl. H	115,032	1,070,859
LIFE SCIENCES TOOLS & SERVICES—0.6%
Wuxi Biologics Cayman, Inc.*	31,500	320,950
PACKAGED FOODS & MEATS—0.9%
China Mengniu Dairy Co., Ltd.	156,000	484,112
PHARMACEUTICALS—0.6%
Jiangsu Hengrui Medicine Co., Ltd., Cl. A	32,580	330,515
REAL ESTATE DEVELOPMENT—0.5%
China Overseas Land & Investment Ltd.*	90,000	283,537
WATER UTILITIES—0.9%
Beijing Enterprises Water Group Ltd.	964,000	527,031
TOTAL CHINA (Cost $13,375,486)		16,705,086
COLOMBIA—0.8%
INTEGRATED OIL & GAS—0.8%
Ecopetrol SA#	21,300	455,181
(Cost $453,310)
HONG KONG—1.4%
LIFE & HEALTH INSURANCE—1.4%
AIA Group Ltd.	88,919	778,352
(Cost $554,149)
HUNGARY—0.8%
AIRLINES—0.8%
Wizz Air Holdings PLC.*,(a)	10,267	467,063
(Cost $321,754)
INDIA—9.7%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Titan Co., Ltd.	47,805	637,629

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
INDIA—9.7% (CONT.)
AUTOMOBILE MANUFACTURERS—2.0%
Mahindra & Mahindra Ltd.	36,272	$495,920
Maruti Suzuki India Ltd.	3,343	466,201
Tata Motors Ltd.#*	7,285	132,587
		1,094,708
DIVERSIFIED BANKS—2.9%
HDFC Bank Ltd.	31,550	999,824
Kotak Mahindra Bank Ltd.	31,359	599,835
		1,599,659
INTERNET & DIRECT MARKETING RETAIL—0.5%
MakeMyTrip Ltd.*	8,524	279,161
OIL & GAS REFINING & MARKETING—1.4%
Reliance Industries Ltd.	45,097	781,796
RESTAURANTS—1.0%
Jubilant Foodworks Ltd.*	26,627	548,115
TOBACCO—0.8%
ITC Ltd.	108,090	470,418
TOTAL INDIA (Cost $3,794,960)		5,411,486
INDONESIA—2.5%
DIVERSIFIED BANKS—1.2%
Bank Central Asia Tbk PT	410,000	661,810
HOME IMPROVEMENT RETAIL—0.5%
Ace Hardware Indonesia Tbk PT	3,323,000	301,881
SPECIALTY STORES—0.8%
Mitra Adiperkasa Tbk PT	7,109,800	436,844
TOTAL INDONESIA (Cost $1,248,180)		1,400,535
MALAYSIA—0.7%
DIVERSIFIED BANKS—0.7%
Public Bank Bhd*	62,400	369,616
(Cost $388,164)
MEXICO—4.0%
COMMODITY CHEMICALS—1.1%
Mexichem SAB de CV	174,400	610,278
CONSTRUCTION MATERIALS—0.9%
Cemex SAB de CV#*	70,172	522,781
HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart de Mexico SAB de CV	144,500	421,840
PACKAGED FOODS & MEATS—1.2%
Gruma SAB de CV, Cl. B	50,865	657,441
TOTAL MEXICO (Cost $2,102,349)		2,212,340

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
PERU—1.0%
DIVERSIFIED BANKS—1.0%
Credicorp Ltd.	2,397	$548,362
(Cost $433,148)
PHILIPPINES—1.0%
DIVERSIFIED BANKS—1.0%
Metropolitan Bank & Trust Co.	379,691	528,444
(Cost $604,830)
POLAND—0.9%
FOOD RETAIL—0.9%
Dino Polska SA*	17,856	489,926
(Cost $488,559)
RUSSIA—2.0%
DIVERSIFIED BANKS—0.7%
Sberbank of Russia PJSC#	29,647	417,061
INTERNET SOFTWARE & SERVICES—1.3%
Yandex NV, Cl. A*	19,108	687,124
TOTAL RUSSIA (Cost $951,729)		1,104,185
SOUTH AFRICA—5.9%
CABLE & SATELLITE—2.8%
Naspers Ltd., Cl. N	6,434	1,584,271
DIVERSIFIED BANKS—1.1%
Capitec Bank Holdings Ltd.	8,584	620,055
DRUG RETAIL—0.8%
Clicks Group Ltd.*	28,584	419,638
FOOD DISTRIBUTORS—0.7%
Bid Corp., Ltd.	18,671	373,419
PHARMACEUTICALS—0.5%
Aspen Pharmacare Holdings Ltd.	14,385	278,733
TOTAL SOUTH AFRICA (Cost $2,741,657)		3,276,116
SOUTH KOREA—13.4%
BIOTECHNOLOGY—0.6%
Hugel, Inc.*	815	350,203
COMMODITY CHEMICALS—1.0%
LG Chem Ltd.	1,645	555,861
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.8%
Hyundai Heavy Industries Co., Ltd.*	4,471	429,155
DIVERSIFIED BANKS—1.2%
Shinhan Financial Group Co., Ltd.	17,320	678,827
DIVERSIFIED METALS & MINING—0.6%
Korea Zinc Co., Ltd.	854	316,857
ELECTRONIC COMPONENTS—1.7%
Samsung Electro-Mechanics Co., Ltd.	3,096	428,182

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
SOUTH KOREA—13.4% (CONT.)
ELECTRONIC COMPONENTS—1.7% (CONT.)
Samsung SDI Co., Ltd.	2,487	$513,373
		941,555
INTERNET SOFTWARE & SERVICES—0.6%
Cafe24 Corp.*	2,404	346,591
LIFE & HEALTH INSURANCE—0.8%
Samsung Life Insurance Co., Ltd.	5,462	472,467
PACKAGED FOODS & MEATS—2.0%
NongShim Co., Ltd.	1,537	406,182
Orion Corp.	5,949	713,349
		1,119,531
PERSONAL PRODUCTS—0.7%
Amorepacific Corp.	1,671	401,718
SEMICONDUCTOR EQUIPMENT—1.0%
Koh Young Technology, Inc.	5,566	545,574
SEMICONDUCTORS—1.3%
SK Hynix, Inc.	8,939	694,157
STEEL—1.1%
POSCO	2,099	620,681
TOTAL SOUTH KOREA (Cost $7,465,645)		7,473,177
TAIWAN—10.6%
DIVERSIFIED BANKS—1.0%
CTBC Financial Holding Co., Ltd.	787,000	534,532
ELECTRONIC COMPONENTS—0.9%
Largan Precision Co., Ltd.	3,000	505,686
INTERNET & DIRECT MARKETING RETAIL—0.5%
momo.com, Inc.	45,000	294,868
LIFE & HEALTH INSURANCE—1.0%
Cathay Financial Holding Co., Ltd.	307,000	530,005
SEMICONDUCTOR EQUIPMENT—1.0%
Globalwafers Co., Ltd.	33,333	564,861
SEMICONDUCTORS—6.2%
ASPEED Technology, Inc.	18,700	496,474
Land Mark Optoelectronics Corp.	33,000	294,782
Taiwan Semiconductor Manufacturing Co., Ltd.	333,000	2,665,359
		3,456,615
TOTAL TAIWAN (Cost $6,128,862)		5,886,567
THAILAND—1.8%
COMMODITY CHEMICALS—1.2%
Indorama Ventures PCL#	386,800	694,384

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
THAILAND—1.8% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.6%
PTT Exploration & Production PCL#	75,300	$313,296
TOTAL THAILAND (Cost $768,918)		1,007,680
UNITED ARAB EMIRATES—1.8%
DIVERSIFIED BANKS—0.6%
Abu Dhabi Commercial Bank PJSC	185,736	357,881
HEALTH CARE FACILITIES—1.2%
NMC Health PLC.	13,106	651,895
TOTAL UNITED ARAB EMIRATES (Cost $715,035)		1,009,776
TOTAL COMMON STOCKS (Cost $47,062,740)		53,887,128
SPECIAL PURPOSE VEHICLE—0.1%
POLAND—0.1%
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.*,@,(b)	43,241	48,196
(Cost $43,241)
Total Investments (Cost $47,105,981)	97.0%	$53,935,324
Unaffiliated Securities (Cost $47,105,981)		53,935,324
Other Assets in Excess of Liabilities	3.0%	1,658,747
NET ASSETS	100.0%	$55,594,071

#                 American Depositary Receipts.

(a)         Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are however deemed to be liquid and represent 0.8% of the net assets of the Portfolio.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2018
JS Kred SPV I, LLC.	06/26/15	$43,241	0.15%	$48,196	0.09%
Total				$48,196	0.09%

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Responsible Investing Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares, Class Y-2 shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares, Class Y shares, Class Y-2 shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable) are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes,

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of July 31, 2018, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,070,218,270	$1,060,788,148	$9,430,122	—
Consumer Staples	18,014,530	18,014,530	—	—
Energy	33,130,389	33,130,389	—	—
Financials	306,766,358	306,766,358	—	—
Health Care	971,174,108	971,174,108	—	—
Industrials	551,565,116	551,565,116	—	—
Information Technology	2,904,006,062	2,902,003,383	—	$2,002,679
Materials	251,681,844	251,681,844	—	—
Telecommunication Services	51,726,406	51,726,406	—	—
TOTAL COMMON STOCKS	$6,158,283,083	$6,146,850,282	$9,430,122	$2,002,679

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	$33,619,509	$33,619,509	—	—
PREFERRED STOCKS
Health Care	10,760,137	—	—	$10,760,137
Information Technology	9,231,625	—	—	9,231,625
TOTAL PREFERRED STOCKS	$19,991,762	—	—	$19,991,762
REAL ESTATE INVESTMENT TRUST
Real Estate	106,213,499	106,213,499	—	—
SPECIAL PURPOSE VEHICLE
Financials	3,026,263	—	—	3,026,263
TOTAL INVESTMENTS IN SECURITIES	$6,321,134,116	$6,286,683,290	$9,430,122	$25,020,704
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	10,020,701	10,020,701	—	—
Consumer Staples	16,812,309	16,812,309	—	—
Health Care	8,002,625	—	8,002,625	—
Industrials	31,969,192	31,969,192	—	—
Information Technology	102,635,357	102,635,357	—	—
TOTAL COMMON STOCKS	$169,440,184	$161,437,559	$8,002,625	—

Alger Responsible Investing Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,642,961	$11,642,961	—	—
Consumer Staples	1,930,656	1,930,656	—	—
Energy	487,200	487,200	—	—
Financials	2,890,078	2,890,078	—	—
Health Care	8,846,254	8,846,254	—	—
Industrials	7,522,560	7,522,560	—	—
Information Technology	27,319,017	27,319,017	—	—
Materials	498,749	498,749	—	—
TOTAL COMMON STOCKS	$61,137,475	$61,137,475	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,411,636	1,411,636	—	—
TOTAL INVESTMENTS IN SECURITIES	$62,549,111	$62,549,111	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,647,043	$12,079,299	$567,744	—
Consumer Staples	639,440	253,279	386,161	—
Energy	1,585,568	1,585,568	—	—
Financials	4,658,968	4,658,968	—	—
Health Care	19,002,611	19,002,611	—	—
Industrials	16,344,716	16,344,716	—	—
Information Technology	26,652,832	26,412,765	202,082	$37,985
Materials	327,723	327,723	—	—
Real Estate	2,726,141	2,726,141	—	—
TOTAL COMMON STOCKS	$84,585,042	$83,391,070	$1,155,987	$37,985

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
PREFERRED STOCKS
Health Care	$124,254	—	—		$124,254
Information Technology	154,911	—	—		154,911
TOTAL PREFERRED STOCKS	$279,165	—	—		$279,165
PURCHASED OPTIONS
Consumer Discretionary	492,284	$492,080	$204		—
Health Care	101,130	101,130	—		—
Information Technology	274,335	274,335	—		—
Market Indices	70,140	70,140	—		—
TOTAL PURCHASED OPTIONS	$937,889	$937,685	$204		—
REAL ESTATE INVESTMENT TRUST
Real Estate	250,143	250,143	—		—
RIGHTS
Health Care	411,256	—	—		411,256	*
SPECIAL PURPOSE VEHICLE
Financials	177,458	—	—		177,458
TOTAL INVESTMENTS IN SECURITIES	$86,640,953	$84,578,898	$1,156,191		$905,864
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	4,018,837	3,823,920	194,917		—
Consumer Staples	824,527	824,527	—		—
Financials	5,454,254	5,454,254	—		—
Health Care	3,378,639	3,378,639	—		—
Industrials	3,210,297	3,210,297	—		—
Information Technology	4,747,004	4,747,004	—		—
Market Indices	1,322,994	1,322,994	—		—
Materials	148,829	148,829	—		—
Miscellaneous	610,667	610,667	—		—
Telecommunication Services	145,876	145,876	—		—
TOTAL COMMON STOCKS	$23,861,924	$23,667,007	$194,917		—
MASTER LIMITED PARTNERSHIP
Financials	1,695	1,695	—		—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,360,873	2,360,873	—		—
TOTAL SECURITIES SOLD SHORT	$26,224,492	$26,029,575	$194,917		—
Escrow Receivable	$147,206	—	$147,206	**	—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,324,453	$1,288,588	$5,035,865	—
Consumer Staples	5,647,066	1,374,889	4,272,177	—
Energy	3,606,736	1,120,429	2,486,307	—
Financials	12,647,510	1,978,142	10,669,368	—
Health Care	1,932,297	—	1,932,297	—
Industrials	2,544,392	634,675	1,909,717	—
Information Technology	15,366,444	4,868,699	10,497,745	—
Materials	5,007,662	1,766,341	3,241,321	—
Real Estate	283,537	—	283,537	—
Utilities	527,031	—	527,031	—
TOTAL COMMON STOCKS	$53,887,128	$13,031,763	$40,855,365	—
SPECIAL PURPOSE VEHICLE
Financials	$48,196	—	—	$48,196
TOTAL INVESTMENTS IN SECURITIES	$53,935,324	$13,031,763	$40,855,365	$48,196

*Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of July 31, 2018.

**Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero Pharmaceuticals, Inc.

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2017	$2,002,679	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(51,705)
Included in net change in unrealized appreciation (depreciation) on investments	51,705
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	2,002,679
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(836)
Included in net change in unrealized appreciation (depreciation) on investments	836
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2017	$28,143,318 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(3,488,835)
Included in net change in unrealized appreciation (depreciation) on investments	(4,662,721)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	19,991,762
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(8,151,556)

Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2017	$3,277,682
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(251,419)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	3,026,263
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(251,419)

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(837,448)
Included in net change in unrealized appreciation (depreciation) on investments	837,448
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Common Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,049)
Included in net change in unrealized appreciation (depreciation) on investments	1,049
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(11)
Included in net change in unrealized appreciation (depreciation) on investments	11
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(66,854)
Included in net change in unrealized appreciation (depreciation) on investments	66,854
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Responsible Investing Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(10,508)
Included in net change in unrealized appreciation (depreciation) on investments	10,508
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2017	$37,985
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	37,985
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$—

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2017	$304,317
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(3,871)
Included in net change in unrealized appreciation (depreciation) on investments	(1,976)
Purchases and sales
Purchases	—
Sales	(19,305)
Closing balance at July 31, 2018	279,165
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(4,970)

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2017	$360,139	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	51,117
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	411,256
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$51,117

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2017	$192,201
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(14,743)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	177,458
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(14,743)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2017	$52,201
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,005)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2018	48,196
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2018	$(4,005)

* Includes securities that are fair valued at $0.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	July 31, 2018	Methodology	Input	Input/Range	Average Inputs
Alger Spectra Fund
Common Stocks	$2,002,679	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	8,736,036	Income Approach	Discount Rate	41%-45%	N/A
Preferred Stocks	11,255,726	Market Approach	Time to Exit	3 years	N/A
			Volatility	76.7%	N/A
			Market Quotation	N/A*	N/A
Special Purpose Vehicle	3,026,263	Market Approach	Revenue Multiple	2.85x-4.26x	N/A
Alger Dynamic Opportunities Fund
Common Stocks	$37,985	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	154,911	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	124,254	Income Approach	Discount Rate	41%-45%	N/A
Rights	411,256	Income Approach	Discount Rate	5.70%-27.40%	N/A
			Probability of Success	0%	N/A
Special Purpose Vehicle	177,458	Market Approach	Revenue Multiple	2.85x-4.26x	N/A
Alger Emerging Markets Fund
Special Purpose Vehicle	$48,196	Market Approach	Revenue Multiple	2.85x-4.26x	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at July 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

During the three months ending July 31, 2018, Alger Emerging Markets Fund transferred securities totaling $436,844 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2018, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$86,494,852	—	$86,494,852	—
Collateral held for short sales	126,546,681	$126,546,681	—	—
Alger Responsible Investing Fund	1,396,325	—	1,396,325	—
Alger Dynamic Opportunities Fund	24,102,237	—	24,102,237	—
Collateral held for short sales	15,332,312	15,332,312	—	—
Alger Emerging Markets Fund	1,213,222	446,123	767,099	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2018, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract. The purchased options included on the Statement of Assets and Liabilities are exchange traded and not subject to offsetting.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund

	ASSET DERIVATIVES 2018		LIABILITY DERIVATIVES 2018
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$937,889	—	$—
Total		$937,889	—	$—

For the period ended July 31, 2018, Alger Dynamic Opportunities Fund had option purchases of $946,459 and option sales of $3,223,513. The average number of contracts for purchased options for the period ended July 31, 2018, is $1,206,797. The effect of derivative instruments for the period ended July 31, 2018, is as follows:

NET REALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS

Alger Dynamic Opportunities Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$54,924
Written Options	(24,764)
Total	$30,160

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2018. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/				Shares/			Net Increase (Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Spectra Fund
Common Stocks
Choicestream, Inc.*	178,292	—	(178,292	)*	—	—	$(51,705)	$51,705	—
Preferred Stocks
Choicestream, Inc., Series A*	1,537,428	—	(1,537,428	)*	—	—	(1,229,452)	1,229,452	—
Choicestream, Inc., Series B*	3,765,639	—	(3,765,639	)*	—	—	(2,259,383)	2,259,383	—
Prosetta Biosciences, Inc., Series D	2,912,012	—	—		2,912,012	—	—	(349,441)	$8,736,036
Warrants
Choicestream, Inc., 6/22/26*	838,287	—	(838,287	)*	—	—	(837,448)	837,448	—
Corporate Bonds
Choicestream, Inc., 11.00%, 8/5/18*	838,287	—	(838,287	)*	—	—	(836)	836	—
Total						—	$(4,378,824)	$4,029,383	$8,736,036

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Responsible Investing Fund
Common Stocks
Choicestream, Inc.*	3,619	—	(3,619	)*	—	—	$(1,049)	$1,049	—
Preferred Stocks
Choicestream, Inc., Series A*	31,215	—	(31,215	)*	—	—	(24,962)	24,962	—
Choicestream, Inc., Series B*	69,819	—	(69,819	)*	—	—	(41,892)	41,892	—
Warrants
Choicestream, Inc., 6/22/26*	10,518	—	(10,518	)*	—	—	(10,508)	10,508	—
Corporate Bonds
Choicestream, Inc., 11.00%, 8/5/18*	10,518	—	(10,518	)*	—	—	(11)	11	—
Total						—	$(78,422)	$78,422	—

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	41,418	—	—	41,418	—	—	$(4,970)	$124,254
Total					—	—	$(4,970)	$124,254

* The company was dissolved on December 20, 2017.

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By:	/s/ Hal Liebes

Hal Liebes
President

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date:	September 20, 2018

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date:	September 20, 2018